CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (2,680,259,000)	$ (410,766,000)	¥ (181,246,000)	¥ (186,736,000)
Adjustments to reconcile net loss to net cash generated from operating activities:
Foreign exchange loss (gain), net	(228,125,000)	(34,962,000)	27,995,000	81,055,000
Changes in the fair value of contingent purchase consideration payables				(13,905,000)
Gain from settlement of contingent purchase consideration				(500,000)
Depreciation and amortization	988,983,000	151,568,000	772,205,000	634,606,000
(Gain) loss on disposal of property and equipment and intangible assets	6,032,000	922,000	271,000	(7,981,000)
(Reversal) allowance for doubtful debt	2,393,000	367,000	1,557,000	(598,000)
Share-based compensation expense	136,804,000	20,966,000	43,916,000	59,538,000
Impairment of receivables from equity investees			52,142,000
Deferred income tax benefits	(22,508,000)	(3,450,000)	(64,887,000)	(19,776,000)
Loss (gain) from equity method investments	(10,869,000)	(1,666,000)	50,553,000	186,642,000
Distribution received from an equity method investment	17,723,000	2,716,000	20,200,000
Gain from disposal of equity investments without readily determinable fair value	(257,000)	(39,000)	(5,536,000)	(20,496,000)
Gain from disposal of equity method investment			(17,853,000)	(16,509,000)
Dividend income of equity investments without readily determinable fair values				(406,000)
Gain from disposal of subsidiaries				(4,843,000)
Impairment of long-lived assets	81,619,000	12,509,000
Impairment of a long-term investment	13,030,000	1,997,000
Loss on debt extinguishment			18,895,000
Lease expenses	375,112,000	57,488,000	205,787,000
Changes in the fair value of convertible promissory notes	2,544,220,000	389,919,000
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Accounts and notes receivable	(171,608,000)	(26,300,000)	(156,134,000)	(68,809,000)
Prepaid expenses and other current assets	(117,110,000)	(17,946,000)	(328,224,000)	(262,445,000)
Amounts due from related parties	37,468,000	5,742,000	11,352,000	(38,047,000)
Accounts and notes payables	(13,741,000)	(2,106,000)	9,185,000	41,380,000
Unrecognized tax benefits	66,253,000	10,154,000	(4,234,000)	(9,834,000)
Accrued expenses and other payables	91,123,000	13,966,000	77,275,000	77,744,000
Deferred revenue	5,620,000	861,000	(129,000)	2,001,000
Advances from customers	(27,098,000)	(4,153,000)	398,655,000	266,793,000
Income taxes payable	(19,004,000)	(2,912,000)	34,917,000	(198,000)
Deferred government grants			500,000	(6,643,000)
Amounts due to related parties	(5,605,000)	(859,000)	6,044,000	12,933,000
Operating lease liabilities	(355,953,000)	(54,552,000)	(170,284,000)
Net cash generated from operating activities	714,243,000	109,464,000	802,922,000	704,966,000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(2,473,332,000)	(379,055,000)	(1,248,834,000)	(435,220,000)
Purchases of intangible assets	(30,091,000)	(4,612,000)	(26,515,000)	(17,874,000)
Purchases of land use rights			(24,460,000)
Proceeds from disposal of property and equipment	1,777,000	272,000	2,484,000	15,429,000
Proceeds from disposal of land use right	9,397,000	1,440,000
Proceed from disposal of subsidiaries, net	5,802,000	889,000		3,389,000
Payments for short-term investments	(328,182,000)	(50,296,000)	(436,737,000)	(98,905,000)
Payment of loan to a third party	(12,562,000)	(1,925,000)		(20,000,000)
Payment of loans to related parties	(62,531,000)	(9,583,000)	(66,704,000)
Receipt of loans to third parties	30,000,000	4,598,000		20,413,000
Proceeds received from maturity of short-term investments	397,575,000	60,931,000	312,198,000	417,643,000
Proceeds from disposal of long-term investments	1,923,000	295,000	18,955,000	75,653,000
Proceeds from dividend income of equity investments without readily determinable fair values				406,000
Payments for long-term investments			(9,330,000)	(252,780,000)
Prepayments and deposits for acquiring data center	(1,302,601,000)	(199,633,000)	(82,536,000)	(13,000,000)
Collection of deposit for acquiring data center	106,436,000	16,312,000	30,000,000
Payments for acquisitions, net of cash acquired	(369,924,000)	(56,693,000)	(148,067,000)
Cash receipt from related parties due to restructuring	140,738,000	21,569,000	67,563,000
Payment for other investment activities	(3,599,000)	(552,000)
Net cash used in investing activities	(3,889,174,000)	(596,043,000)	(1,611,983,000)	(304,846,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loan from a related party				44,038,000
Repayment of loan from a related party			(47,893,000)
Proceeds from exercise of stock options	3,029,000	464,000	429,000	435,000
Proceeds from issuance of ordinary shares	2,680,421,000	410,792,000	572,000
Proceeds from Series A perpetual convertible preferred shares	1,058,325,000	162,195,000
Payment of issuance cost of Series A perpetual convertible preferred shares	(9,374,000)	(1,437,000)
Proceeds from long-term bank borrowings	594,619,000	91,129,000
Proceeds from short-term bank borrowings	34,000,000	5,211,000	234,500,000	69,999,000
Proceeds from other long-term borrowings	374,448,000	57,387,000	110,000,000
Repayment of long-term bank borrowings	(33,000,000)	(5,057,000)	(85,110,000)	(70,643,000)
Repayment of short-term bank borrowings	(234,500,000)	(35,939,000)	(50,000,000)	(69,999,000)
Repayment and deposits for other long-term borrowings	(125,825,000)	(19,284,000)	(19,399,000)	(48,401,000)
Payments for purchase of property and equipment through finance leases	(376,232,000)	(57,660,000)	(333,614,000)	(279,886,000)
Repayment of loan from third parties	(169,325,000)	(25,950,000)	(67,659,000)
Contribution from noncontrolling interest in subsidiaries	24,903,000	3,817,000	8,532,000	196,281,000
Prepayment for future share repurchase plan			(9,778,000)
Refund of prepayment for share repurchase plan				42,710,000
Payments for share repurchase	(130,472,000)	(19,996,000)	(11,840,000)
Proceeds from discounted notes				95,565,000
Repayment of notes payable			(95,565,000)
Net cash (used in) generated from financing activities	4,163,255,000	638,046,000	461,557,000	(19,901,000)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(229,064,000)	(35,106,000)	43,660,000	85,333,000
Net increase (decrease) in cash and cash equivalents and restricted cash	759,260,000	116,361,000	(303,844,000)	465,552,000
Cash and cash equivalents and restricted cash at beginning of the year	2,357,177,000	361,253,000	2,661,021,000	2,195,469,000
Cash and cash equivalents and restricted cash at end of the year	3,116,437,000	477,614,000	2,357,177,000	2,661,021,000
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	2,710,349,000	415,379,000	1,808,483,000	2,358,556,000
Restricted cash-current	270,450,000	41,448,000	478,873,000	265,214,000
Restricted cash-non-current	135,638,000	20,787,000	69,821,000	37,251,000
Cash and cash equivalents and restricted cash at end of the year	3,116,437,000	477,614,000	2,357,177,000	2,661,021,000
Supplemental disclosures of cash flow information:
Income taxes paid	(102,330,000)	(15,683,000)	(41,684,000)	(57,407,000)
Interest paid	(284,270,000)	(43,566,000)	(215,889,000)	(160,984,000)
Interest received	37,817,000	5,796,000	59,054,000	50,793,000
Supplemental disclosures of non-cash activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	479,022,000	73,413,000	618,126,000
Purchase of property and equipment through finance leases	217,190,000	33,286,000	357,573,000	884,871,000
Purchase of property and equipment included in accrued expenses and other payables	591,187,000	90,603,000	344,248,000	21,918,000
Purchase of intangible assets included in accrued expenses and other payables	2,862,000	439,000	(1,642,000)	870,000
Contingent consideration related to the acquisitions included in amounts due to related parties and accrued expenses and other payables				¥ 36,734,000
Bonds 7% Due 2020
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase and repayment	(915,543,000)	(140,313,000)	(1,148,092,000)
2021 Notes
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance cost			2,012,084,000
Payment of issuance cost			¥ (35,610,000)
Convertible Notes Payable [Member]
Adjustments to reconcile net loss to net cash generated from operating activities:
Changes in the fair value of convertible promissory notes	2,544,220	389,919
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of Conversion Cost	(2,763,000)	(423,000)
Proceeds from issuance cost	1,409,385,000	215,998,000
Payment of issuance cost	¥ (18,841,000)	$ (2,888,000)